Investment Strategy	Jun. 30, 2026
T. Rowe Price U.S. Equity Research ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

In the Summary Prospectus, and Sections 1 and 2 of the Prospectus, the disclosure under “Principal Investment Strategies” is supplemented as follows:

The fund is nondiversified, which means it may invest a greater percentage of its assets in a particular issuer than is permissible for a diversified fund.